Asset transfers	12 Months Ended
Dec. 31, 2017
Asset transfers
Asset transfers

28 Asset transfers

Under IAS 39 a financial asset is transferred if the Group either (a) transfers the contractual rights to receive the asset’s cash flows; or (b) retains the right to the asset’s cash flows but assumes a contractual obligation to pay those cash flows to a third party.  Following a transfer the financial asset will be derecognised; not derecognised and retained in full on the Group’s balance sheet; or continue to be recognised on the balance sheet to the extent of the Group’s continuing involvement.

Transfers that do not qualify for derecognition

Securities repurchase agreements and lending transactions

The Group enters into securities repurchase agreements and securities lending transactions under which it transfers securities in accordance with normal market practice.

Generally, the agreements require additional collateral to be provided if the value of the securities falls below a predetermined level. Under standard terms for repurchase transactions in the UK and US markets, the recipient of collateral has an unrestricted right to sell or repledge it, subject to returning equivalent securities on settlement of the transaction.

Securities sold under repurchase transactions are not derecognised if the Group retains substantially all the risks and rewards of ownership. The fair value (and carrying value) of securities transferred under such repurchase transactions included on the balance sheet, are set out below. All of these securities could be sold or repledged by the holder.

	Group
	2017	2016
Assets subject to securities repurchase agreements or security lending transactions	£m	£m
Debt securities (1)	—	2,900

Note:

(1)	Associated liabilities were nil (2016 - £2,891 million).

The following table analyses assets that have been transferred but have failed the derecognition rules under IAS 39 and therefore continue to be recognised on the Bank’s balance sheet.

	2017(1)	2016
Asset type	£m	£m

Mortgages
UK mortgages - securitisations (2)	—	1,255
UK mortgages - covered bond programme	8,915	7,624

	8,915	8,879

Notes:

(1)	The associated liabilities are £8,904 million (2016 - £8,866 million).
(2)	Creditors have recourse is to these assets only, the fair value of transferred assets and fair value of associated liabilities was not materially different.